OPERATING CONTEXT	3 Months Ended
Mar. 31, 2022
OPERATING CONTEXT
OPERATING CONTEXT

NOTE 1 - OPERATING CONTEXT

Centrais Elétricas Brasileiras S.A. (Eletrobras or Company) is a public company, with its head office in Brasília (DF), registered with the Brazilian Securities and Exchange Commission (CVM) and the Securities and Exchange Commission (SEC), with stocks traded on the São Paulo (B3), Madrid (LATIBEX) and New York (NYSE) stock exchanges. Eletrobras is a mixed capital company controlled by the Brazilian Federal Government.

Eletrobras acts as a holding company, managing investments in equity interests, holding direct and indirect control of electric power generation and transmission companies (see Note 4), and also holding control of Eletrobras Participações SA (Eletropar) (collectively, the Company). Eletrobras also holds a direct equity stake in Itaipu Binacional (under the terms of the International Treaty signed between the Governments of Brazil and Paraguay) and Rouar SA, in addition to direct and indirect interests in 80 Special Purpose Entities (SPEs).

Eletrobras is authorized, directly or through its subsidiaries, jointly controlled and affiliated companies, to associate with, or constitute, business consortia (with or without the use of its resources) and participate in companies abroad (with or without a controlling interest) which aim to directly or indirectly explore, produce, transmit or distribute electric energy.

The Company acts as an electricity trading agent for Itaipu Binacional and the agents participating in the Incentive Program for Alternative Electricity Sources (PROINFA).

The Company’s Executive Board approved the issuance of these interim financial statements on June 6, 2022.

Capitalization of Eletrobras

In April 2022, the plenary of the Brazilian Federal Court of Auditors (TCU) initiated the second step of process TC 008.845/2018-2, which analyzes the model and capitalization of the privatization process that Eletrobras is undergoing, as well as the significance of this process for the sector, the consumer and the country. The trial was put on a 20-day hiatus, as requested by Minister Vital do Rego. The trial is expected to resume on May 18, 2022. For further details, see Explanatory Note 1 to the financial statements for the year ended December 31, 2021.